Consolidated Statement of Changes in Equity (USD $) In Millions	Total	Common Stock	Capital in Excess of Par Value	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total Stockholders' Equity	Noncontrolling Interests
Beginning balance at Dec. 31, 2011	$ 2,586	$ 626	$ 7,920	$ (5,820)	$ (389)	$ (1,041)	$ 1,296	$ 1,290
Net income (loss)	1,065	0	0	859	0	0	859	206
Other comprehensive income (loss)	27	0	0	0	27	0	27	0
Noncontrolling Interest, Increase from Business Combination	1,044	0	0	0	0	0	0	1,044
Cash dividends - common stock (Note 15)	(742)	0	0	(742)	0	0	(742)	0
Dividends and distributions to noncontrolling interests	(387)	0	0	0	0	0	0	(387)
Issuance of common stock from debentures conversion	6	1	5	0	0	0	6	0
Stock-based compensation and related common stock issuances, net of tax	104	6	98	0	0	0	104	0
Sales of limited partner units of Williams Partners L.P.	1,559	0	0	0	0	0	0	1,559
Changes in Williams Partners L.P. ownership interest, net	(416)	0	699	0	0	0	699	(1,115)
Sales of common stock	2,495	83	2,412	0	0	0	2,495	0
Reconsolidation of noncontrolling interest in Wilpro entities	65	0	0	0	0	0	0	65
Proceeds from (Payments to) Noncontrolling Interests	14	0	0	0	0	0	0	14
Other	7	0	0	8	0	0	8	(1)
Stockholders' Equity, Period Increase (Decrease)	4,841	90	3,214	125	27	0	3,456	1,385
Ending balance at Dec. 31, 2012	7,427	716	11,134	(5,695)	(362)	(1,041)	4,752	2,675
Net income (loss)	668	0	0	430	0	0	430	238
Other comprehensive income (loss)	198	0	0	0	198	0	198	0
Cash dividends - common stock (Note 15)	(982)	0	0	(982)	0	0	(982)	0
Dividends and distributions to noncontrolling interests	(489)	0	0	0	0	0	0	(489)
Issuance of common stock from debentures conversion	1	0	1	0	0	0	1	0
Stock-based compensation and related common stock issuances, net of tax	56	2	54	0	0	0	56	0
Sales of limited partner units of Williams Partners L.P.	1,819	0	0	0	0	0	0	1,819
Changes in ownership of consolidated subsidiaries, net	(243)	0	409	0	0	0	409	(652)
Proceeds from (Payments to) Noncontrolling Interests	467	0	0	0	0	0	0	467
Other	(1)	0	1	(1)	0	0	0	(1)
Stockholders' Equity, Period Increase (Decrease)	1,494	2	465	(553)	198	0	112	1,382
Ending balance at Dec. 31, 2013	8,921	718	11,599	(6,248)	(164)	(1,041)	4,864	4,057
Net income (loss)	2,339	0	0	2,114	0	0	2,114	225
Other comprehensive income (loss)	(176)	0	0	0	(157)	0	(157)	(19)
Noncontrolling Interest, Increase from Business Combination	7,502	0	0	0	0	0	0	7,502
Cash dividends - common stock (Note 15)	(1,412)	0	0	(1,412)	0	0	(1,412)	0
Dividends and distributions to noncontrolling interests	(840)	0	0	0	0	0	0	(840)
Stock-based compensation and related common stock issuances, net of tax	88	3	85	0	0	0	88	0
Sales of limited partner units of Williams Partners L.P.	55	0	0	0	0	0	0	55
Changes in ownership of consolidated subsidiaries, net	44	0	(73)	0	(20)	0	(93)	137
Sales of common stock	3,378	61	3,317	0	0	0	3,378	0
Proceeds from (Payments to) Noncontrolling Interests	340	0	0	0	0	0	0	340
Noncontrolling Interest, Decrease from Deconsolidation	(63)	0	0	0	0	0	0	(63)
Other	(4)	0	(3)	(2)	0	0	(5)	1
Stockholders' Equity, Period Increase (Decrease)	11,251	64	3,326	700	(177)	0	3,913	7,338
Ending balance at Dec. 31, 2014	$ 20,172	$ 782	$ 14,925	$ (5,548)	$ (341)	$ (1,041)	$ 8,777	$ 11,395